Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Impairment
Provision for legal or constructive obligation
Number of operating segment	1
Leasehold Improvements [Member]
Disclosure of initial application of standards or interpretations [line items]
Assets depreciation method	straight-line method over the shorter of the term of the lease